Related Parties (Details) - Schedule of warrants that were exercised, granted and accepted in aggregate by the four members - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of number of warrants that were exercised [Abstract]
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	2,200,000,000	2,200,000,000	1,183,000,000
Annualized IFRS cost for existing warrants (in Dollars)	$ 863,000	$ 982,000	$ 596,000